Contract liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Contract liabilities
Schedule of Contract liabilities

(In thousands)	December 31, 2023	December 31, 2024
Current:
Membership subscription	35,123	38,479
Live streaming	830	953
Others	422	504
Total	36,375	39,936
Non-current:
Membership subscription	846	458
Total	846	458